DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Ji'nan Dealership
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summarizes the carrying amounts of the major classes of assets and liabilities, operating results and condensed cash flow related to the discontinued operations recorded

All of the the Ji’nan Dealership assets and liabilities had been disposed of as of December 31, 2018 and there were no transactions that were recorded in the statements of operations for the years ended December 31, 2019 and 2020.

The operating results from discontinued operations included in the Company’s consolidated statement of operations were as follows for the year ended December 31, 2018.

Year ended December 31,
2018
Major classes of line items constituting pretax profit of discontinued operations:
Revenues	$47,672
Cost of revenues	50,531
Selling, research and development, and general and administrative expenses	16,777
Fair value change of contingent consideration	19,042
Loss from the operations of the discontinued operations, before income tax	(594)
Loss from the operations of the discontinued operations, net of tax	$(594)

The condensed cash flow related to the discontinued operations were as follows for the year ended December 31, 2018:

Year ended December 31,
2018
Net cash provided by operating activities	$516
Net cash used in investing activities	$(1)
Net cash provided by financing activities	$—